CAPITAL STOCK	12 Months Ended
Dec. 31, 2019
Capital Stock [Abstract]
CAPITAL STOCK
CAPITAL STOCK

Authorized Capital Stock
Our authorized capital stock is composed of an unlimited number of common shares (issued 1,777,926,611 common shares as at December 31, 2019). Our common shares have no par value.

On January 1, 2019, we issued 583,669,178 common shares to Randgold shareholders as a result of the Merger. Refer to note 4 for further details.

On September 17, 2019, we issued 24,836,670 common shares to the non-controlling shareholders of Acacia in exchange for their shares in Acacia. Refer to note 4 for further details.

Dividends
In 2019, we declared dividends in US dollars totaling $218 million (2018: $199 million) and paid $548 million (2018: $125 million).

The Company’s dividend reinvestment plan resulted in $20 million (2018: $14 million) reinvested into the Company.